State Street Target Retirement 2030 Fund Expense Example - State Street Target Retirement 2030 Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	117
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	494
Class K
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	9
Expense Example, with Redemption, 3 Years	53
Expense Example, with Redemption, 5 Years	102
Expense Example, with Redemption, 10 Years	244
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	$ 860